Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [table]
Other provisions	€ 995	€ 691	€ 688
Reorganisation provisions [member]
Disclosure of other provisions [table]
Other provisions	421	381	385
Litigation provisions [member]
Disclosure of other provisions [table]
Other provisions	132	105	€ 102
Other provisions [member]
Disclosure of other provisions [table]
Other provisions	€ 441	€ 205